Cover	Dec. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2023
Entity Registrant Name	EvoAir Holdings Inc.
Entity Central Index Key	0001700844
Entity Tax Identification Number	98-1353613
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	31-A2, Jalan 5/32A
Entity Address, Address Line Two	6 ½ Miles
Entity Address, Address Line Three	off Jalan
Entity Address, City or Town	Kepong
Entity Address, Country	MY
Entity Address, Postal Zip Code	52000
City Area Code	+603
Local Phone Number	6243 3379
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001
Trading Symbol	EVOH
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true